Other (Income) Expense	12 Months Ended
Dec. 31, 2012
Other (Income) Expense [Abstract]
Other (Income) Expense
Other (Income) Expense

Other (income) expense includes miscellaneous income and expense items. The components of "Other (income) expense, net" in the Consolidated Statements of Operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Facility closure and curtailments (a)	$—	$1,292	$—
Litigation settlement (b)	—	—	(4,613)
Other, net (c)	902	1,903	(11)
	$902	$3,195	$(4,624)
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(a)	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.

(b)	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.

(c)	In 2011, we recorded noncash asset write-downs of $2.0 million.